Equity-Based Compensation - Assumptions Used in Determining Fair Value of Performance Unit Grant (Detail)	12 Months Ended
Dec. 31, 2016
Performance Unit Grant [Member]
Schedule Of Share Based Compensation Valuation Assumptions [Line Items]
Expected volatility	24.05%
Risk-free rate	0.70%
Expected term (in years)	2 years 7 months 6 days
Performance Unit Grant II [Member]
Schedule Of Share Based Compensation Valuation Assumptions [Line Items]
Expected volatility	31.66%
Risk-free rate	1.00%
Expected term (in years)	2 years 10 months 13 days
Performance-based Restricted Stock Units (PSUs) [Member]
Schedule Of Share Based Compensation Valuation Assumptions [Line Items]
Expected volatility	29.03%
Risk-free rate	0.99%
Expected term (in years)	2 years 7 months 13 days